Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning	$ 246	$ 116
Acquisitions	4	8
Foreign currency translation adjustment	6	10
Balance, ending	256	246
Accumulated amortization:
Balance, beginning	118	36
Amortization	48	48
Foreign currency translation adjustment	7	0
Balance, ending	173	118
Net book value:
Equipment	83	128
Leasehold Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning	87	83
Acquisitions	0	0
Foreign currency translation adjustment	2	4
Balance, ending	89	87
Accumulated amortization:
Balance, beginning	42	26
Amortization	16	16
Foreign currency translation adjustment	2	0
Balance, ending	60	42
Net book value:
Equipment	29	45
Office Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning	42	33
Acquisitions	4	8
Foreign currency translation adjustment	1	1
Balance, ending	47	42
Accumulated amortization:
Balance, beginning	18	10
Amortization	9	8
Foreign currency translation adjustment	1	0
Balance, ending	28	18
Net book value:
Equipment	19	24
Right of Use
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning	117	112
Acquisitions	0	0
Foreign currency translation adjustment	3	5
Balance, ending	120	117
Accumulated amortization:
Balance, beginning	58	34
Amortization	23	24
Foreign currency translation adjustment	4	0
Balance, ending	85	58
Net book value:
Equipment	$ 35	$ 59